SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Convenience translation
Noon buying rate of US$1.00 to RMB		6.2046
Foreign currency translation and transactions
Foreign exchange loss	$ 1,159	7,192	12,358	3,162